UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01311
                                                     ---------

                             The GAMCO Mathers Fund
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               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-422-3554
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2006 - June 30, 2007
                                       ----------------------------

          Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007


ProxyEdge - Investment Company Report
Meeting Date Range: 07/01/2006 to 06/30/2007             Report Date: 07/09/2007
Selected Accounts: NPX GABELLI MATHERS FUND                          Page 1 of 6

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ULTRATECH, INC.                                                         UTEK                         ANNUAL MEETING DATE: 07/18/2006

ISSUER: 904034105                     ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                Proposal                 Vote        For or Against
 Number    Proposal                                                     Type                     Cast        Management
------------------------------------------------------------------------------------------------------------------------------------
   01      DIRECTOR                                                     Management               For
                                           ARTHUR W. ZAFIROPOULO        Management               For         For
                                              JOEL F. GEMUNDER          Management               For         For
                                             NICHOLAS KONIDARIS         Management               For         For
                                                RICK TIMMINS            Management               For         For
   02      TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP               Management               For         For
           AS INDEPENDENT AUDITORS OF THE COMPANY FOR THE
           FISCAL YEAR ENDING DECEMBER 31, 2006.

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CACI INTERNATIONAL INC                                                  CAI                          ANNUAL MEETING DATE: 11/16/2006

ISSUER: 127190304                     ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                Proposal                 Vote        For or Against
 Number    Proposal                                                     Type                     Cast        Management
------------------------------------------------------------------------------------------------------------------------------------
   03      APPROVAL OF THE AMENDED AND RESTATED MANAGEMENT              Management               For         For
           STOCK PURCHASE PLAN.
   04      APPROVAL OF ADJOURNMENT OF THE MEETING IF NECESSARY          Management               For         For
           TO PERMIT FURTHER SOLICITATION OF PROXIES.
   05      RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG             Management               For         For
           LLP AS INDEPENDENT AUDITORS.
   01      DIRECTOR                                                     Management               For
                                            HERBERT W. ANDERSON         Management               For         For
                                               PAUL M. COFONI           Management               For         For
                                               PETER A. DEROW           Management               For         For
                                             GREGORY G. JOHNSON         Management               For         For
                                           RICHARD L. LEATHERWOOD       Management               For         For
                                             J. PHILLIP LONDON          Management               For         For
                                            BARBARA A. MCNAMARA         Management               For         For
                                             WARREN R. PHILLIPS         Management               For         For
                                             CHARLES P. REVOILE         Management               For         For
   02      APPROVAL OF THE 2006 STOCK INCENTIVE PLAN.                   Management             Against       Against

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THE HAIN CELESTIAL GROUP, INC.                                          HAIN                         ANNUAL MEETING DATE: 11/30/2006

ISSUER: 405217100                     ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                Proposal                 Vote        For or Against
 Number    Proposal                                                     Type                     Cast        Management
------------------------------------------------------------------------------------------------------------------------------------
   02      TO APPROVE THE AMENDMENT TO THE AMENDED AND RESTATED         Management             Against       Against
           2002 LONG TERM INCENTIVE AND STOCK AWARD PLAN
           TO INCREASE THE NUMBER OF SHARES ISSUABLE OVER
           THE TERM OF THE PLAN BY 2,000,000 SHARES TO 5,850,000
           SHARES IN THE AGGREGATE.

   01      DIRECTOR                                                     Management               For
                                               IRWIN D. SIMON           Management               For         For
                                              BARRY J. ALPERIN          Management               For         For

ProxyEdge - Investment Company Report
Meeting Date Range: 07/01/2006 to 06/30/2007             Report Date: 07/09/2007
Selected Accounts: NPX GABELLI MATHERS FUND                          Page 2 of 6

                                              BETH L. BRONNER           Management               For         For
                                               JACK FUTTERMAN           Management               For         For
                                             DANIEL R. GLICKMAN         Management               For         For
                                                MARINA HAHN             Management               For         For
                                              ANDREW R. HEYER           Management               For         For
                                               ROGER MELTZER            Management               For         For
                                              MITCHELL A. RING          Management               For         For
                                             LEWIS D. SCHILIRO          Management               For         For
                                              LARRY S. ZILAVY           Management               For         For
   03      TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP,              Management               For         For
           TO ACT AS REGISTERED INDEPENDENT ACCOUNTANTS
           OF THE COMPANY FOR THE FISCAL YEAR ENDING JUNE
           30, 2007.

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TYCO INTERNATIONAL LTD.                                                 TYC                          ANNUAL MEETING DATE: 03/08/2007

ISSUER: 902124106                     ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                Proposal                 Vote        For or Against
 Number    Proposal                                                     Type                     Cast        Management
------------------------------------------------------------------------------------------------------------------------------------
   02      RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS TYCO              Management               For         For
           S INDEPENDENT AUDITORS AND AUTHORIZATION FOR
           THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS
           TO SET THE AUDITORS  REMUNERATION.
   01      DIRECTOR                                                     Management               For

                                              DENNIS C. BLAIR           Management               For         For
                                              EDWARD D. BREEN           Management               For         For
                                             BRIAN DUPERREAULT          Management               For         For
                                              BRUCE S. GORDON           Management               For         For
                                               RAJIV L. GUPTA           Management               For         For
                                                JOHN A. KROL            Management               For         For
                                               H. CARL MCCALL           Management               For         For
                                             BRENDAN R. O'NEILL         Management               For         For
                                          WILLIAM S. STAVROPOULOS       Management               For         For
                                             SANDRA S. WIJNBERG         Management               For         For
                                               JEROME B. YORK           Management               For         For

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TYCO INTERNATIONAL LTD.                                                 TYC                         SPECIAL MEETING DATE: 03/08/2007

ISSUER: 902124106                     ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                Proposal                 Vote        For or Against
 Number    Proposal                                                     Type                     Cast        Management
------------------------------------------------------------------------------------------------------------------------------------
   1A      APPROVAL OF REVERSE STOCK SPLIT OF THE COMPANY               Management               For         For
           S COMMON SHARES AT A SPLIT RATIO OF 1 FOR 4.
   1B      APPROVAL OF CONSEQUENTIAL AMENDMENT TO THE COMPANY           Management               For         For
           S AMENDED AND RESTATED BYE-LAWS.

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MUELLER WATER PRODUCTS INC.                                             MWA                          ANNUAL MEETING DATE: 03/22/2007

ISSUER: 624758108                     ISIN:

SEDOL:

ProxyEdge - Investment Company Report
Meeting Date Range: 07/01/2006 to 06/30/2007             Report Date: 07/09/2007
Selected Accounts: NPX GABELLI MATHERS FUND                          Page 3 of 6

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VOTE GROUP: GLOBAL

Proposal                                                                Proposal                 Vote        For or Against
 Number    Proposal                                                     Type                     Cast        Management
------------------------------------------------------------------------------------------------------------------------------------
   01      DIRECTOR                                                     Management               For

                                                  D. BOYCE              Management               For         For
                                               H. CLARK, JR.            Management               For         For
                                                 G. HYLAND              Management               For         For
                                                  J. KOLB               Management               For         For
                                                 J. LEONARD             Management               For         For
                                                 M. O'BRIEN             Management               For         For
                                                 B. RETHORE             Management               For         For
                                                N. SPRINGER             Management               For         For
                                                 M. TOKARZ              Management               For         For

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DYNEGY INC.                                                             DYN                         SPECIAL MEETING DATE: 03/29/2007

ISSUER: 26816Q101                     ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                Proposal                 Vote        For or Against
 Number    Proposal                                                     Type                     Cast        Management
------------------------------------------------------------------------------------------------------------------------------------
   01      ADOPT THE MERGER AGREEMENT, BY AND AMONG DYNEGY              Management               For         For
           INC., DYNEGY ACQUISITION, INC., FALCON MERGER
           SUB CO., LSP GEN INVESTORS, L.P., LS POWER PARTNERS,
           L.P., LS POWER EQUITY PARTNERS PIE I, L.P., LS
           POWER EQUITY PARTNERS, L.P. AND LS POWER ASSOCIATES,
           L.P. AND TO APPROVE THE MERGER OF MERGER SUB
           WITH AND INTO DYNEGY INC., ALL AS MORE FULLY
           DESCRIBED IN THE PROXY STATEMENT.

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ABBOTT LABORATORIES                                                     ABT                          ANNUAL MEETING DATE: 04/27/2007

ISSUER: 002824100                     ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                Proposal                 Vote        For or Against
 Number    Proposal                                                     Type                     Cast        Management
------------------------------------------------------------------------------------------------------------------------------------
   01      DIRECTOR                                                     Management               For

                                                R.S. AUSTIN             Management               For         For
                                                 W.M. DALEY             Management               For         For
                                                W.J. FARRELL            Management               For         For
                                                H.L. FULLER             Management               For         For
                                               R.A. GONZALEZ            Management               For         For
                                                D.A.L. OWEN             Management               For         For
                                               B. POWELL JR.            Management               For         For
                                               W.A. REYNOLDS            Management               For         For
                                                R.S. ROBERTS            Management               For         For
                                               S.C. SCOTT III           Management               For         For
                                               W.D. SMITHBURG           Management               For         For
                                                G.F. TILTON             Management               For         For
                                                 M.D. WHITE             Management               For         For

   02      RATIFICATION OF DELOITTE & TOUCHE LLP AS AUDITORS            Management               For         For

   03      SHAREHOLDER PROPOSAL - ADVISORY VOTE                         Shareholder            Against       For

ProxyEdge - Investment Company Report
Meeting Date Range: 07/01/2006 to 06/30/2007             Report Date: 07/09/2007
Selected Accounts: NPX GABELLI MATHERS FUND                          Page 4 of 6

   04      SHAREHOLDER PROPOSAL - THE ROLES OF CHAIR AND                Shareholder            Against       For
           CEO

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BAXTER INTERNATIONAL INC.                                               BAX                          ANNUAL MEETING DATE: 05/01/2007

ISSUER: 071813109                     ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                Proposal                 Vote        For or Against
 Number    Proposal                                                     Type                     Cast        Management
------------------------------------------------------------------------------------------------------------------------------------
   1A      ELECTION OF DIRECTOR: BLAKE E. DEVITT                        Management               For         For

   1B      ELECTION OF DIRECTOR: JOHN D. FORSYTH                        Management               For         For

   1C      ELECTION OF DIRECTOR: GAIL D. FOSLER                         Management               For         For

   1D      ELECTION OF DIRECTOR: CAROLE J. SHAPAZIAN                    Management               For         For

   02      RATIFICATION OF INDEPENDENT REGISTERED PUBLIC                Management               For         For
           ACCOUNTING FIRM
   03      APPROVAL OF 2007 INCENTIVE PLAN                              Management             Against       Against

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THE BRINK'S COMPANY                                                     BCO                          ANNUAL MEETING DATE: 05/04/2007

ISSUER: 109696104                     ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                Proposal                 Vote        For or Against
 Number    Proposal                                                     Type                     Cast        Management
------------------------------------------------------------------------------------------------------------------------------------
   01      DIRECTOR                                                     Management               For
                                              JAMES R. BARKER*          Management               For         For
                                           THOMAS R. HUDSON JR.**       Management               For         For
                                             MURRAY D. MARTIN**         Management               For         For
                                              TIMOTHY SMART**           Management               For         For
                                             RONALD L. TURNER**         Management               For         For
   02      APPROVE THE SELECTION OF KPMG LLP AS AN INDEPENDENT          Management               For         For
           REGISTERED PUBLIC ACCOUNTING FIRM TO AUDIT THE
           ACCOUNTS OF THE COMPANY AND ITS SUBSIDIARIES
           FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.

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WASTE MANAGEMENT, INC.                                                  WMI                          ANNUAL MEETING DATE: 05/04/2007

ISSUER: 94106L109                     ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                Proposal                 Vote        For or Against
 Number    Proposal                                                     Type                     Cast        Management
------------------------------------------------------------------------------------------------------------------------------------
   1A      PROPOSAL TO ELECT: PASTORA SAN JUAN CAFFERTY                 Management               For         For
   1B      PROPOSAL TO ELECT: FRANK M. CLARK, JR.                       Management               For         For
   1C      PROPOSAL TO ELECT: PATRICK W. GROSS                          Management               For         For
   1D      PROPOSAL TO ELECT: THOMAS I. MORGAN                          Management               For         For

ProxyEdge - Investment Company Report
Meeting Date Range: 07/01/2006 to 06/30/2007             Report Date: 07/09/2007
Selected Accounts: NPX GABELLI MATHERS FUND                          Page 5 of 6

   1E      PROPOSAL TO ELECT: JOHN C. POPE                              Management               For         For
   1F      PROPOSAL TO ELECT: W. ROBERT REUM                            Management               For         For
   1G      PROPOSAL TO ELECT: STEVEN G. ROTHMEIER                       Management               For         For
   1H      PROPOSAL TO ELECT: DAVID P. STEINER                          Management               For         For
   1I      PROPOSAL TO ELECT: THOMAS H. WEIDEMEYER                      Management               For         For
   02      PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST &                Management               For         For
           YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC
           ACCOUNTING FIRM FOR 2007.

------------------------------------------------------------------------------------------------------------------------------------
VEOLIA ENVIRONNEMENT                                                    VE                           ANNUAL MEETING DATE: 05/10/2007

ISSUER: 92334N103                     ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                Proposal                 Vote        For or Against
 Number    Proposal                                                     Type                     Cast        Management
------------------------------------------------------------------------------------------------------------------------------------
   O1      APPROVAL OF REPORTS AND STATUTORY FINANCIAL STATEMENTS       Management               For         For
           FOR THE 2006 FINANCIAL YEAR
   O2      APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS                Management               For         For
           FOR THE 2006 FINANCIAL YEAR
   O3      APPROVAL OF THE EXPENSES AND CHARGES REFERRED                Management               For         For
           TO IN ARTICLE 39-4 OF THE CODE GENERAL DES IMPOTS
   O4      ALLOCATION OF NET INCOME AND PAYMENT DATE OF                 Management               For         For
           DIVIDENDS
   O5      APPROVAL OF REGULATED AGREEMENTS AND UNDERTAKINGS            Management               For         For

   O6      RATIFICATION OF THE APPOINTMENT OF A DIRECTOR                Management               For         For
           [MR. PAOLO SCARONI]
   O7      RATIFICATION OF THE APPOINTMENT OF A DIRECTOR                Management               For         For
           [MR. AUGUSTIN DE ROMANET DE BEAUNE]
   O8      APPOINTMENT OF A PRINCIPAL STATUTORY AUDITOR                 Management               For         For
           [KPMG SA]
   O9      APPOINTMENT OF AN ALTERNATE STATUTORY AUDITOR                Management               For         For
           [MR. PHILIPPE MATHIS]
   O10     AUTHORIZATION FOR THE BOARD OF DIRECTORS TO TRADE            Management               For         For
           IN THE COMPANY S OWN SHARES
   E12     AUTHORIZATION FOR THE BOARD OF DIRECTORS TO INCREASE         Management               For         For
           SHARE CAPITAL RESERVED FOR A CATEGORY OF BENEFICIARIES,
           WITHOUT PREFERENTIAL RIGHTS IN FAVOR OF SUCH BENEFICIARIES
   E11     AUTHORIZATION FOR THE BOARD OF DIRECTORS TO INCREASE         Management               For         For
           THE SHARE CAPITAL BY ISSUING SHARES OR SECURITIES
           CONVERTIBLE, IMMEDIATELY OR OVER TIME, INTO THE
           COMPANY S SHARES, AND RESERVED FOR MEMBERS OF
           SAVINGS PLANS, WITHOUT PREFERENTIAL SUBSCRIPTION
           RIGHTS IN FAVOR OF SUCH MEMBERS
   E13     AUTHORIZATION FOR THE BOARD OF DIRECTORS TO AWARD,           Management               For         For
           FOR NO CONSIDERATION, NEWLY ISSUED OR EXISTING
           SHARES TO ALL OR ONLY SOME OF THE GROUP S EMPLOYEES
           OR OFFICERS
   E14     HARMONIZATION OF THE ARTICLES OF ASSOCIATION                 Management               For         For
           WITH THE PROVISIONS OF THE DECREE OF DECEMBER
           11, 2006
   E15     AUTHORIZATION FOR THE BOARD OF DIRECTORS TO DECIDE,          Management               For         For
           DURING A TAKEOVER BID PERIOD, TO ISSUE WARRANTS
           WITH PREFERENTIAL RIGHTS TO SUBSCRIBE SHARES
           OF THE COMPANY, INCLUDING THEIR FREE ISSUE TO
           ALL OF THE COMPANY S SHAREHOLDERS
   E16     AUTHORIZATION FOR THE BOARD OF DIRECTORS TO ACT              Management               For         For
           DURING A TAKEOVER BID PERIOD INITIATED FOR THE
           SHARES OF THE COMPANY, WHERE THE RECIPROCITY
           RULE APPLIES
   17      POWERS TO CARRY OUT FORMALITIES                              Management               For         For

ProxyEdge - Investment Company Report
Meeting Date Range: 07/01/2006 to 06/30/2007             Report Date: 07/09/2007
Selected Accounts: NPX GABELLI MATHERS FUND                          Page 6 of 6

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CABLEVISION SYSTEMS CORPORATION                                         CVC                          ANNUAL MEETING DATE: 06/14/2007

ISSUER: 12686C109                     ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                Proposal                 Vote        For or Against
 Number    Proposal                                                     Type                     Cast        Management
------------------------------------------------------------------------------------------------------------------------------------
   02      PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP               Management               For         For
           AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
           OF THE COMPANY FOR FISCAL YEAR 2007
   01      DIRECTOR                                                     Management               For

                                              GROVER C. BROWN           Management               For         For
                                             ZACHARY W. CARTER          Management               For         For
                                             CHARLES D. FERRIS          Management               For         For
                                             RICHARD H. HOCHMAN         Management               For         For
                                              VICTOR ORISTANO           Management               For         For
                                           THOMAS V. REIFENHEISER       Management               For         For
                                                JOHN R. RYAN            Management               For         For
                                                VINCENT TESE            Management               For         For

                                   SIGNATURES

          Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Registrant                The Gamco Mathers Fund
                    ------------------------------------------------------------

          By (Signature and Title)* /s/ Henry G. Van der Eb
                                    --------------------------------------------
                                    Henry G. Van der Eb, Chief Executive Officer

          Date    August 22, 2007
              ------------------------------------------------------------------

          *Print the name and title of each signing officer under his or her signature.